SHAREHOLDERS' EQUITY/ (DEFICIT) - Common Stock Shares (Details)	1 Months Ended	9 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 Vote $ / shares shares	Jun. 30, 2021 shares	Mar. 31, 2021 shares	Mar. 09, 2021 shares
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)			34,500,000	34,500,000	34,500,000
Class A Ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	0	0
Common shares, shares outstanding (in shares)	0	0
Class A Ordinary shares subject to possible redemption
Class of Stock [Line Items]
Common shares, shares issued (in shares)	34,500,000	34,500,000
Common shares, shares outstanding (in shares)	34,500,000	34,500,000
Class A common stock subject to possible redemption, outstanding (in shares)	0	34,500,000
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	0	0
Common shares, shares outstanding (in shares)	0	0
Class B Ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	8,625,000	8,625,000
Common shares, shares outstanding (in shares)	8,625,000	8,625,000
Ratio to be applied to the stock in the conversion	20	20